Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Basic earnings per common share
Net income attributable to common shareholders		$ 1,025	$ 1,521	$ 2,066
Weighted average number of common shares outstanding		1,245	1,238	1,214
Basic earnings per common share	[1]	$ 0.82	$ 1.23	$ 1.7
Diluted earnings per common share
Net income attributable to common shareholders		$ 1,025	$ 1,521	$ 2,066
Dilutive impact of share-based payment options and others	[2]	(196)	(3)	(15)
Net income attributable to common shareholders (diluted)		$ 829	$ 1,518	$ 2,051
Weighted average number of common shares outstanding		1,245	1,238	1,214
Dilutive impact of share-based payment options and others	[2]	5	5	7
Weighted average number of diluted common shares outstanding		1,250	1,243	1,221
Diluted earnings per common share	[1]	$ 0.66	$ 1.22	$ 1.68

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.